Other assets (Tables)	6 Months Ended
Jun. 30, 2024
Other assets
Schedule of other assets

	June 30,	December 31,
	2024	2023
	(Unaudited)
Current
Partners in joint operations	1,248,465	845,590
Prepaid expenses	706,201	789,029
Advanced payments to contractors and suppliers	639,232	553,356
Trust funds	584,910	547,439
Related parties (Note 30)	—	84
Other	31,315	33,531
	3,210,123	2,769,029
Non-current
Wells abandonment and pension funds	644,341	648,980
Trust funds	294,374	245,790
Employee benefits	346,414	332,710
Advanced payments and deposits	55,522	55,178
Judicial deposits and judicial attachments	45,534	47,264
Other	322,958	303,891
	1,709,143	1,633,813